VIA EDGAR TRANSMISSION

May 2, 2013

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:      Principal Life Insurance Company Separate Account B

            Registration on Form N-4

Transmitted herewith for filing is an initial registration statement for the Principal Investment Plus Variable Annuity (for Applications Signed on or after August 1, 2013).

We understand that the registrant is responsible for the accuracy and adequacy of the disclosures in the filing and that staff comments or our changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please direct all comments and questions regarding this filing to the undersigned. In advance, thank you for your assistance with this filing.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson

Counsel

711 High Street

Des Moines, Iowa 503092-0300

(515) 362-2384 (office)

(866) 496-6527 (facsimile)

hodgson.doug@principal.com

DH/neb

Enclosure